Document and Entity Information	Oct. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	001-730430
Entity Registrant Name	Kiniksa Pharmaceuticals International, plc
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	98-1795578
Entity Address, Address Line One	105 Piccadilly, Second Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1J 7NJ
Entity Address, Country	GB
City Area Code	781
Local Phone Number	431-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares $0.000273235 nominal value
Trading Symbol	KNSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001730430
Amendment Flag	false